SHARE-BASED COMPENSATION (Outstanding stock options) (Details)	12 Months Ended
	Dec. 29, 2019 shares $ / shares	Dec. 30, 2018 shares $ / shares	Dec. 30, 2018 shares $ / shares $ / shares	Dec. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares)		(160,000)	(160,000)
Number, outstanding, end of fiscal period (in shares)	2,219,000
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares			$ 33.58
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 35.65			$ 33.60		$ 32.94
Number, outstanding, beginning of fiscal period (in shares)	1,993,000	2,263,000	2,263,000
Exercised (in shares)	(443,000)	(110,000)	(110,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 26.45		$ 19.98
Number, outstanding, end of fiscal period (in shares)	1,550,000	1,993,000	1,993,000
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares		$ 29.01	$ 29.01		$ 29.01
Number, outstanding, beginning of fiscal period (in shares)	669,000	759,000	759,000
Granted (in shares)	0	(90,000)	(90,000)
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 29.01
Number, outstanding, end of fiscal period (in shares)		669,000	669,000